Derivatives - Fair value derivative financial instruments (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Foreign currency swaps
Financial liabilities
Financial liabilities	€ 418
Foreign currency forwards
Financial liabilities
Financial liabilities	9
Level I | Foreign currency swaps
Financial liabilities
Financial liabilities	0
Level I | Foreign currency forwards
Financial liabilities
Financial liabilities	0
Level II | Foreign currency swaps
Financial liabilities
Financial liabilities	418
Level II | Foreign currency forwards
Financial liabilities
Financial liabilities	9
Level III | Foreign currency swaps
Financial liabilities
Financial liabilities	0
Level III | Foreign currency forwards
Financial liabilities
Financial liabilities	€ 0